                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005.
                                               -----------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2006.

Check Here if Amendment /X/; Amendment Number:    3
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      10 Duke of York Square
                 -------------------------------
                 London SW3 4LY
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England       May 15, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 9
                                        --------------------

Form 13F Information Table Value Total: 171,200 (x $1,000)
                                        --------------------
                                            (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-10988                     Polygon Investment Partners LP
    ------       -----------------         ---------------------------------
    02        28-10989                     Polygon Investments Ltd.
    ------       -----------------         ---------------------------------

FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------  ---------------  ---------- -------- ---------------------- --------  --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                                                            VALUE  SHARES/PRN   SH/  PUT/  INVSTMT    OTHER   ---------------------
      NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)     AMT      PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
----------------------------  ---------------  ---------- -------- -----------  ---  ---- --------  --------  -------- ------  ----
AGILENT TECHNOLOGIES          COM              00846U101  36021    1099900      SH         DEFINED  01:02     1099900  0       0
ANALOGIC CORP                 COM PAR $0.05    032657207  12668    251300       SH         DEFINED  01:02     251300   0       0
BRINKS CO                     COM              109696104  15397    375000       SH         DEFINED  01:02     375000   0       0
CHENIERE ENERGY INC           COM              16411R208  7093     171500       SH         DEFINED  01:02     171500   0       0
DIRECTV GROUP INC             COM              25459L106  33705    2250000      SH         DEFINED  01:02     2250000  0       0
HEWLETT PACKARD CO            COM              428236103  13870    475000       SH         DEFINED  01:02     475000   0       0
SHURGARD STORAGE CTRS INC     COM              82567D104  7672     138000       SH         DEFINED  01:02     138000   0       0
SOVEREIGN BANCORP INC         COM              845905108  40774    1850000      SH         DEFINED  01:02     1850000  0       0
WHIRLPOOL CORP                COM              963320106  4000     52800        SH         DEFINED  01:02     52800    0       0



                                        1